General Information (Reorganisation) (Details) - China Petrochemical Corporation ("Sinopec Group") [member] - Sinopec Shanghai Petrochemical Company Limited ("the Company") [member] - China Petroleum & Chemical Corporation ("Sinopec Corp.") [member]
Feb. 25, 2000 shares
General information [line items]
State-owned legal shares transferred	4,000,000,000
Percentage of issued share capital, state-owned legal shares transferred	55.56%